Basis of Preparation - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Tonnes	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Net loss	$ 28,098,747	$ 31,047,824
Net operating cash outflows	21,142,024	17,765,648
Cash balance	99,075,082	142,737,361	$ 99,039,172		$ 188,469,787
Net current assets	$ 102,355,842		$ 107,683,066
Number of tonnes production capacity per year | Tonnes	150,000
Grant funding maximum amount receivable				$ 150,000,000
Reclassification of employee benefits expense to product manufacturing and operating costs	$ 2,296,138	$ 2,525,462
LG Energy Solution
Disclosure of initial application of standards or interpretations [line items]
Convertible notes issued	$ 30,000,000